RELATED PARTY TRANSACTIONS - Related Parties Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chuanbang | Cash collection service
Related Party Transaction [Line Items]
Expenses from transactions with related party	¥ 790	¥ 3,489	¥ 3,230
Bolton School | Franchise and training service
Related Party Transaction [Line Items]
Revenue from related party	1,379	529	1,114
Bolton School | Training service
Related Party Transaction [Line Items]
Expenses from transactions with related party	1,112	798	1,064
Ningxia Company | Franchise, training and consulting service
Related Party Transaction [Line Items]
Revenue from related party	143	493	520
Beijing Huimoer Technology Co., Ltd | Technical consulting service
Related Party Transaction [Line Items]
Expenses from transactions with related party	1,333	75
Ms. Han Lijuan
Related Party Transaction [Line Items]
Interest income derived from the loan to related party	¥ 325	¥ 325	¥ 325